Borrowings - Carrying Amount Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	$ 6,414.1
Balance – December 31	6,480.4	$ 6,414.1
Holding company cash and investments
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	3,475.1
Net cash inflows (outflows) from credit facilities and short term loans	0.0	(200.0)
Balance – December 31	3,859.5	3,475.1
Insurance and reinsurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	1,373.0
Net cash inflows (outflows) from credit facilities and short term loans	(42.2)	45.0
Balance – December 31	995.7	1,373.0
Non-insurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	1,566.0
Net cash inflows (outflows) from credit facilities and short term loans	41.4	193.7
Balance – December 31	1,625.2	1,566.0
Gross carrying amount
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	6,414.1	4,767.6
Cash inflows from issuances	2,154.7	1,032.6
Cash outflows from repayments	(1,907.1)	(752.4)
Net cash inflows (outflows) from credit facilities and short term loans	(0.8)	38.7
Acquisitions (note 23)	218.1	1,082.0
Deconsolidation of subsidiary (note 23)	(141.6)	0.0
Loss on redemption	58.9	28.6
Foreign exchange effect and other	(315.9)	217.0
Balance – December 31	6,480.4	6,414.1
Gross carrying amount | Holding company cash and investments
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	3,475.1	3,472.5
Cash inflows from issuances	1,490.7	509.5
Cash outflows from repayments	(928.8)	(483.7)
Net cash inflows (outflows) from credit facilities and short term loans	0.0	(200.0)
Acquisitions (note 23)	0.0	0.0
Deconsolidation of subsidiary (note 23)	0.0	0.0
Loss on redemption	58.9	28.6
Foreign exchange effect and other	(236.4)	148.2
Balance – December 31	3,859.5	3,475.1
Gross carrying amount | Insurance and reinsurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	1,373.0	435.5
Cash inflows from issuances	0.0	22.5
Cash outflows from repayments	(317.7)	0.0
Net cash inflows (outflows) from credit facilities and short term loans	(42.2)	45.0
Acquisitions (note 23)	0.0	860.5
Deconsolidation of subsidiary (note 23)	0.0	0.0
Loss on redemption	0.0	0.0
Foreign exchange effect and other	(17.4)	9.5
Balance – December 31	995.7	1,373.0
Gross carrying amount | Non-insurance companies
Carrying Value Of Borrowings [Roll Forward]
Balance – January 1	1,566.0	859.6
Cash inflows from issuances	664.0	500.6
Cash outflows from repayments	(660.6)	(268.7)
Net cash inflows (outflows) from credit facilities and short term loans	41.4	193.7
Acquisitions (note 23)	218.1	221.5
Deconsolidation of subsidiary (note 23)	(141.6)	0.0
Loss on redemption	0.0	0.0
Foreign exchange effect and other	(62.1)	59.3
Balance – December 31	$ 1,625.2	$ 1,566.0